UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Scoggin LLC

Address:   660 Madison Avenue, 20th Floor
           New York, NY 10021


Form 13F File Number: 28-04329


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Craig Effron
Title:  Principal
Phone:  212-355-5600

Name:   Curtis Schenker
Title:  Principal
Phone:  212-355-5600

Signature,  Place,  and  Date  of  Signing:

/s/ Craig Effron                   New York, NY                       2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

/s/ Curtis Schenker                New York, NY                       2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              81

Form 13F Information Table Value Total:  $    1,480,592
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-04327              S & E Partners, L.P.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGRIUM INC                   COM              008916108   60,422   605,000     CALL OTHER      01         605,000      0    0
ALPHA NATURAL RESOURCES INC  COM              02076X102    2,679   275,000     CALL OTHER      01         275,000      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784   38,936 1,103,000 SH       OTHER      01       1,103,000      0    0
AMERICAN RLTY CAP TR INC     COM              02917L101   16,514 1,431,000 SH       OTHER      01       1,431,000      0    0
AMERISTAR CASINOS INC        COM              03070Q101    1,312    50,000 SH       OTHER      01          50,000      0    0
APPLE INC                    COM              037833100   12,874    24,192 SH       OTHER      01          24,192      0    0
APPLE INC                    COM              037833100    5,641    10,600     CALL OTHER      01          10,600      0    0
ASSURED GUARANTY LTD         COM              G0585R106    1,138    80,000 SH       OTHER      01          80,000      0    0
BANK OF AMERICA CORPORATION  COM              060505104    6,153   530,000 SH       OTHER      01         530,000      0    0
BANK OF AMERICA CORPORATION  COM              060505104   12,307 1,060,000     CALL OTHER      01       1,060,000      0    0
BERRY PLASTICS GROUP INC     COM              08579W103    1,608   100,000 SH       OTHER      01         100,000      0    0
BLACKSTONE GROUP L P         COM UNIT LTD     09253U108    2,479   159,000 SH       OTHER      01         159,000      0    0
BROOKDALE SR LIVING INC      COM              112463104    4,026   159,000 SH       OTHER      01         159,000      0    0
CAESARS ENTMT CORP           COM              127686103    5,921   855,704 SH       OTHER      01         855,704      0    0
CHEMTURA CORP                COM NEW          163893209   23,854 1,122,000 SH       OTHER      01       1,122,000      0    0
CIGNA CORPORATION            COM              125509109    1,069    20,000 SH       OTHER      01          20,000      0    0
CIGNA CORPORATION            COM              125509109   44,105   825,000     CALL OTHER      01         825,000      0    0
CINCINNATI BELL INC NEW      COM              171871106    3,485   636,000 SH       OTHER      01         636,000      0    0
COEUR D ALENE MINES CORP IDA NOTE 3.250% 3/1  192108AR9    2,423 2,360,000 PRN      OTHER      01       2,360,000      0    0
CURRENCYSHARES EURO TR       EURO SHS         23130C108   36,014   275,000     PUT  OTHER      01         275,000      0    0
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN     23130A102   31,083   275,000     PUT  OTHER      01         275,000      0    0
CVS CAREMARK CORPORATION     COM              126650100    2,563    53,000 SH       OTHER      01          53,000      0    0
CVS CAREMARK CORPORATION     COM              126650100   25,626   530,000     CALL OTHER      01         530,000      0    0
DELPHI AUTOMOTIVE PLC        SHS              G27823106   10,595   277,000 SH       OTHER      01         277,000      0    0
DEUTSCHE BANK AG             NAMEN AKT        D18190898    9,389   212,000     PUT  OTHER      01         212,000      0    0
DEVRY INC DEL                COM              251893103    5,031   212,000     PUT  OTHER      01         212,000      0    0
DST SYS INC DEL              COM              233326107   12,847   212,000 SH       OTHER      01         212,000      0    0
ENZON PHARMACEUTICALS INC    NOTE 4.000% 6/0  293904AE8    1,606 1,600,000 PRN      OTHER      01       1,600,000      0    0
FACEBOOK INC                 CL A             30303M102    5,976   224,500 SH       OTHER      01         224,500      0    0
FACEBOOK INC                 CL A             30303M102    5,976   224,500     PUT  OTHER      01         224,500      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860   13,727 1,060,000     CALL OTHER      01       1,060,000      0    0
GENERAL ELECTRIC CO          COM              369604103   22,249 1,060,000     CALL OTHER      01       1,060,000      0    0
GENERAL MTRS CO              COM              37045V100    1,730    60,000 SH       OTHER      01          60,000      0    0
GENERAL MTRS CO              COM              37045V100   41,371 1,435,000     CALL OTHER      01       1,435,000      0    0
GEO GROUP INC                COM              36159R103    4,078   144,600 SH       OTHER      01         144,600      0    0
GOOGLE INC                   CL A             38259P508   22,495    31,800 SH       OTHER      01          31,800      0    0
GREEN MTN COFFEE ROASTERS IN COM              393122106    2,274    55,000     CALL OTHER      01          55,000      0    0
GREEN MTN COFFEE ROASTERS IN COM              393122106   22,737   550,000     PUT  OTHER      01         550,000      0    0
GREENLIGHT CAPITAL RE LTD    CLASS A          G4095J109    1,039    45,000 SH       OTHER      01          45,000      0    0
HARVEST NATURAL RESOURCES IN COM              41754V103   12,018 1,325,000 SH       OTHER      01       1,325,000      0    0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   29,351 1,804,000 SH       OTHER      01       1,804,000      0    0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105    6,898   424,000     PUT  OTHER      01         424,000      0    0
HEWLETT PACKARD CO           COM              428236103    3,776   265,000     PUT  OTHER      01         265,000      0    0
INERGY L P                   UNIT LTD PTNR    456615103    4,548   250,000 SH       OTHER      01         250,000      0    0
ISHARES TR                   BARCLYS MBS BD   464288588    1,350    12,500 SH       OTHER      01          12,500      0    0
ISHARES TR                   RUSSELL 2000     464287655  111,299 1,320,000     CALL OTHER      01       1,320,000      0    0
ISHARES TR                   RUSSELL 2000     464287655   23,187   275,000     PUT  OTHER      01         275,000      0    0
JAZZ PHARMACEUTICALS PLC     SHS USD          G50871105    1,411    26,500 SH       OTHER      01          26,500      0    0
KKR & CO L P DEL             COM UNITS        48248M102    4,036   265,000 SH       OTHER      01         265,000      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   10,391   224,000     CALL OTHER      01         224,000      0    0
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    3,325   168,000     CALL OTHER      01         168,000      0    0
MELA SCIENCES INC            COM              55277R100    1,522   850,000 SH       OTHER      01         850,000      0    0
MICROSOFT CORP               COM              594918104      335    12,550 SH       OTHER      01          12,550      0    0
MICROSTRATEGY INC            CL A NEW         594972408    9,898   106,000 SH       OTHER      01         106,000      0    0
NEWS CORP                    CL A             65248E104   27,041 1,060,000     CALL OTHER      01       1,060,000      0    0
NEXEN INC                    COM              65334H102   14,278   530,000 SH       OTHER      01         530,000      0    0
NOKIA CORP                   SPONSORED ADR    654902204    4,187 1,060,000     PUT  OTHER      01       1,060,000      0    0
OAKTREE CAP GROUP LLC        UNIT 99/99/9999  674001201   22,376   491,885 SH       OTHER      01         491,885      0    0
OREXIGEN THERAPEUTICS INC    COM              686164104      557   106,000 SH       OTHER      01         106,000      0    0
OREXIGEN THERAPEUTICS INC    COM              686164104    1,113   212,000     CALL OTHER      01         212,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
PENNEY J C INC               COM              708160106    4,179   212,000     PUT  OTHER      01         212,000      0    0
POWERSHS DB MULTI SECT COMM  PS DB AGRICUL FD 73936B408    1,118    40,000 SH       OTHER      01          40,000      0    0
PRICELINE COM INC            COM NEW          741503403   16,440    26,500 SH       OTHER      01          26,500      0    0
RAMBUS INC DEL               NOTE 5.000% 6/1  750917AC0      799   800,000 PRN      OTHER      01         800,000      0    0
REALOGY HLDGS CORP           COM              75605Y106   13,910   331,500 SH       OTHER      01         331,500      0    0
SAKS INC                     NOTE 2.000% 3/1  79377WAL2      778   750,000 PRN      OTHER      01         750,000      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    7,571   106,000 SH       OTHER      01         106,000      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   21,717 1,325,000     CALL OTHER      01       1,325,000      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107    2,009    12,400 SH       OTHER      01          12,400      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107  217,755 1,344,000     CALL OTHER      01       1,344,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  195,814 1,375,000     CALL OTHER      01       1,375,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   49,131   345,000     PUT  OTHER      01         345,000      0    0
THE ADT CORPORATION          COM              00101J106   32,775   705,000 SH       OTHER      01         705,000      0    0
UNITED RENTALS INC           COM              911363109    4,825   106,000     PUT  OTHER      01         106,000      0    0
UNITEDHEALTH GROUP INC       COM              91324P102   34,497   636,000     CALL OTHER      01         636,000      0    0
VIRGIN MEDIA INC             NOTE 6.500%11/1  92769LAB7    3,087 1,500,000 PRN      OTHER      01       1,500,000      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209   11,273   447,500 SH       OTHER      01         447,500      0    0
WALGREEN CO                  COM              931422109   23,538   636,000     CALL OTHER      01         636,000      0    0
WELLS FARGO & CO NEW         COM              949746101    7,246   212,000 SH       OTHER      01         212,000      0    0
WILLIAMS COS INC DEL         COM              969457100    6,941   212,000 SH       OTHER      01         212,000      0    0
WILLIAMS COS INC DEL         COM              969457100    6,941   212,000     CALL OTHER      01         212,000      0    0


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